51 Madison Avenue

New York, New York 10010

July 28, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Filing pursuant to Rule 485(a) for IndexIQ ETF Trust
Registration Nos.: 333-152915 and 811-22227

Dear Sir/Madam:

On behalf of IndexIQ ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 203 and under the Investment Company Act of 1940, as amended, Amendment No. 205 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to IQ Engender Equality ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

Please do not hesitate to contact Matthew V. Curtin at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Jonathan Zimmerman
Barry Pershkow, Chapman and Cutler LLP